Description of business and basis of preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2017
Description of business and basis of preparation of the consolidated financial statements
Schedule of entities included in the consolidation process and the respective equity interest owned by the company

Subsidiaries	Percentage of capital stock owned and voting rights as of 12/31/17 (i)	Indirect control through	Date of acquisition	Segment that consolidates (Note 28)
Telecom USA	100.00%		09.12.00	Fixed Services
Micro Sistemas (ii)	100.00%		12.23.97	Fixed Services
Personal (iii)	-		07.06.94	Personal Mobile Services
Núcleo (iv)	67.50%		02.03.98	Núcleo Mobile Services
Personal Envíos (iv)	67.50%	Núcleo	07.24.14	Núcleo Mobile Services
Tuves Paraguay (v)	47.25%	Núcleo	06.30.17	Núcleo Mobile Services

(i)	Percentage of equity interest owned has been rounded.
(ii)	Dormant entity as of and for the fiscal years ended December 31, 2017, 2016 and 2015.
(iii)

Until November 30, 2017, Telecom Argentina owned 100% of Personal. Since December 1, 2017 the reorganization described in Note 31 was effective and from that date, mobile services provided by Personal are continued by Telecom.

(iv)	Non-controlling interest of 32.50% is owned by the Paraguayan company ABC Telecomunicaciones S.A.
(v)

Non-controlling interest of 22.75% is owned by the Paraguayan company ABC Telecomunicaciones S.A and 30% is owned by TU VES S.A. (Chile). On June 30, 2017, the transaction by which Núcleo acquired the 70% of shares and votes of Tuves Paraguay was performed.

Schedule of consumer price and internal wholesale price indexes according to official statistics (INDEC)

	2015	2016	2017
Consumer Price Index	(*)	(*)	(**)
Consumer Price Index (annual)	20.6%	36.3%	24.8%
Consumer Price Index (3 years accumulated)	65.8%	103.7%	104.9%

Internal Wholesale Price Index
Internal Wholesale Price Index (annual)	19.2%	34.6%	18.8%
Internal Wholesale Price Index (3 years accumulated)	75.4%	105.8%	90.7%

(*) Consumer Price Index and Internal Wholesale Price Index published by INDEC until October were 11.9% and 10.6% respectively. These rates (which contain ten months accumulated), were updated with November and December 2015 Consumer Price Index average rates for this two months (7.8%) published by the Province of San Luis and the City of Buenos Aires.

(**) Due to the unavailability of Consumer Price Index published by the INDEC, the Company estimated 16.6% for the period January-April 2016; this estimation is an average of the indexes published by the Province of San Luis and the City of Buenos Aires for that period.  The Consumer Price Index at national level published by the INDEC for the period May-December 2016 was 16.9%.